Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following (in thousands):

	March 31, 2017	December 31, 2016
Raw materials	$26,551	$29,278
Work in process	23,915	21,169
Finished goods	1,481	2,648

Total inventories	$51,947	$53,095

Inventories at December 31 consisted of the following (in thousands):

	2016	2015
Raw materials	$29,278	$29,022
Work in process	21,169	16,630
Finished goods	2,648	5,189

Total inventories	$53,095	$50,841